INTANGIBLE ASSETS, NET (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 6,269	¥ 5,898
Less: Accumulated amortization	263	228
Less: Accumulated impairment loss	978	894
Total	5,028	4,776		$ 719
Amortization expense of intangible assets	¥ 38	39	¥ 45
Legacy DH
INTANGIBLE ASSETS, NET
Number of brand names acquired | item	3
Franchise or manachise agreements
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 249	248
Purchased software
INTANGIBLE ASSETS, NET
Intangible assets, gross	159	149
Other intangible assets
INTANGIBLE ASSETS, NET
Intangible assets, gross	76	74
Brand names
INTANGIBLE ASSETS, NET
Intangible assets, gross	5,593	5,235
Impairment loss recognized	¥ 0	¥ 391	¥ 160
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Master brand agreement
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 192	¥ 192